Long-Term Investments	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Long-Term Investments
12.	LONG-TERM INVESTMENTS

The Company’s long-term investments comprise of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
Cost method investments	56,087	57,567	8,848
Equity method investments	234,863	450,822	69,290
Available-for-sale investments	7,921	2,537	390

	298,871	510,926	78,528

Cost method investments

The Company disposed one cost method investment amounted to RMB6,109 in 2016. The investment income comprised of disposal gain of RMB5,160 and dividend income of RMB1,821 (US$280) was recognized in other income in the consolidated statements of operations for the years ended December 31, 2016 and 2017, respectively.

The Company recorded an impairment loss of long-term investment amounting nil, nil and RMB20,258 (US$3,114) for the year ended December 31, 2015, 2016 and 2017, respectively.

Investment in equity investees

	As of December 31, 2015			Increase during the year ended December 31, 2016		As of December 31, 2016
	Cost of investments	Share equity gain (loss)	Investments in equity investee	Cost of investments	Share equity gain (loss)	Cost of investments	Share equity gain (loss)	Investments in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	49,211	150,211	—	35,937	101,000	85,148	186,148
Unis Tech	—	—	—	49,000	(285)	49,000	(285)	48,715

	101,000	49,211	150,211	49,000	35,652	150,000	84,863	234,863

	As of December 31, 2016			Increase/(decrease) during the year ended December 31, 2017		As of December 31, 2017
	Cost of investments	Share equity gain (loss)	Investments in equity investee	Cost of investments	Share equity gain (loss)	Cost of investments	Share equity gain (loss)	Investments in equity investee	Investments in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	85,148	186,148	—	90,888	101,000	176,036	277,036	42,580
Unis Tech	49,000	(285)	48,715	—	(12,676)	49,000	(12,961)	36,039	5,539
Shihua DC Holdings	—	—	—	147,176	(9,429)	147,176	(9,429)	137,747	21,171
WiFire Entities	—	—	—	15,000	(15,000)	15,000	(15,000)	—	—

	150,000	84,863	234,863	162,176	53,783	312,176	138,646	450,822	69,290

In April 2012, the Company through its subsidiary, 21Vianet Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner with an amount of RMB50,500. In December 2013, the Company made the second tranche of investment of another amount of RMB50,500 in the Yizhuang Fund, and held 27.694% of the investee as of December 31, 2015, 2016 and 2017. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC 323-10, Investments—Equity Method.

In June 2016, the Company through its subsidiary, 21Vianet Beijing, and a related company jointly set up Unisplendour-Vianet Technology Inc. (“Unis Tech”). The Company injected capital of RMB49,000 (US$7,057) to acquire 49% of equity interest in Unis Tech with the ability to exercise significant influence.

In September 2017, after the disposal of 66.67% equity interest in the WiFire Entities, the Company held the remaining 33.33% equity interest in the WiFire Entities, which is accounted for equity method investment at fair value of RMB6 yuan at the disposal date. In December 2017, the Company injected capital of RMB15,000 (US$2,305) in the WiFire Entities pursuant to the sale and purchase agreement. As of December 31, 2017, the equity method investment balance is reduced to $0 after the further pickup of loss in the WiFire Entities.

Available-for-sale investments

Available-for-sale investments consist of investments in convertible notes with conversion option to preferred shares that are not readily convertible to cash and therefore the bifurcation of embedded derivative is not required as the conversion option did not qualify as derivatives in accordance with ASC 815, Derivatives and Hedging.